Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute 1 2			Demand Withdrawn 1 2			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-14

CIK # Not Applicable

		HUD	788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	207	$25,757,306.37	25.86%	402	$50,918,573.58	51.11%	0	$0.00	0.00%
Total			788	$99,618,515.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	207	$25,757,306.37	25.86%	402	$50,918,573.58	51.11%	0	$0.00	0.00%

¹	As disclosed in Q42014 filing 609 assets were reported in Dispute. As of 3/31/2015, 207 of the assets continue to be in Dispute; 402 of the assets were Withdrawn as the seller and purchaser resolved the outstanding issues.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.